Average Annual Total Returns{- Fidelity® International Capital Appreciation Fund} - 10.31 Broadly Diversified International Equity Funds Retail Combo PRO-09 - Fidelity® International Capital Appreciation Fund
	Fidelity International Capital Appreciation Fund-Default Return Before Taxes Past 1 year	Fidelity International Capital Appreciation Fund-Default Return Before Taxes Past 5 years	Fidelity International Capital Appreciation Fund-Default Return Before Taxes Past 10 years	Fidelity International Capital Appreciation Fund-Default After Taxes on Distributions Past 1 year	Fidelity International Capital Appreciation Fund-Default After Taxes on Distributions Past 5 years	Fidelity International Capital Appreciation Fund-Default After Taxes on Distributions Past 10 years	Fidelity International Capital Appreciation Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity International Capital Appreciation Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity International Capital Appreciation Fund-Default After Taxes on Distributions and Sales Past 10 years	F0340 Past 1 year	F0340 Past 5 years	F0340 Past 10 years
Total	22.31%	13.35%	10.25%	22.02%	12.83%	9.82%	13.55%	10.67%	8.43%	10.81%	9.11%	5.07%